SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Accounting Policy [Line Items]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of Presentation
The financial statements of the Plan are prepared on the accrual basis of accounting, in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
Use of Estimates
The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and changes therein, and disclosure of contingent assets and liabilities. Actual results could differ from those estimates.
Investment Valuation and Income Recognition
Investments are reported at fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. See Note C for discussion of fair value measurements.
Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Net appreciation includes the Plan’s gains and losses on investment bought and sold as well as held during the year.
Contributions Receivable

Participant contributions and any related employer matching contributions are recognized in the period during which the Company makes the respective payroll deduction from the participant’s compensation. Profit sharing contributions are recorded in the relevant period in accordance with the terms of the Plan document.

Notes Receivable from Participants
Notes receivable from participants are measured at their unpaid principal balance plus any accrued unpaid interest. Related fees are recorded as administrative expenses and are expensed when they are incurred.
Administrative Expenses
All administrative expenses of the Plan are chargeable to the Plan as allowed under ERISA. The Company may, at its sole discretion, pay any such expenses, in whole or in part. Expenses that are paid by the Company are excluded from these financial statements.
Benefit Payments

Benefits are recorded when paid. At December 31, 2025 and 2024, there were $1,736,420 and $129,520, respectively, allocated to accounts of persons who had elected to withdraw from the Plan, but had not been paid.